Convertible Notes	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Convertible Notes

7. Convertible Notes

2022 Convertible Notes

In November 2022, the Company issued the 2022 Convertible Notes for a total principal amount of $8.9 million. The 2022 Convertible Notes accrue interest at 6% per annum and were payable concurrently with repayment of the principal amount. Repayment of principal and interest was due on their maturity in November 2024.

The 2022 Convertible Notes were optionally convertible into the Company’s most senior preferred stock at maturity and were subject to automatic conversion upon (i) an issuance of equity securities resulting in gross proceeds of at least $20.0 million, (ii) an initial public offering or (iii) a De-SPAC transaction.

The Company elected the fair value option to account for the 2022 Convertible Notes. The Company recorded the 2022 Convertible Notes at fair value and subsequently remeasured them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the 2022 Convertible Notes were recognized in earnings as incurred.

The 2022 Convertible Notes were converted according to their terms in November 2024 into 1,745,625 shares of Series SA-2 Convertible Preferred Stock in connection with the Series A-2 Convertible Preferred Stock financing.

2024 Convertible Notes

In September 2024, the Company issued the 2024 Convertible Notes for a total principal amount of $1.2 million. The 2024 Convertible Notes accrue interest at 6% per annum and were payable concurrently with repayment of the principal amount, due upon their maturity in September 2025.

The 2024 Convertible Notes were optionally convertible into the Company’s most senior preferred stock at maturity and were subject to automatic conversion upon (i) an equity financing resulting in gross proceeds of at least $5.0 million or (ii) a change in control.

The Company elected the fair value option to account for the 2024 Convertible Notes. The Company recorded the 2024 Convertible Notes at fair value and subsequently remeasured them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the issuance 2024 Convertible Notes of $18 thousand were recognized in earnings as incurred in 2024.

The 2024 Convertible Notes were converted according to their terms in November 2024 into 163,357 shares of Series A-2 Convertible Preferred Stock in connection with the Series A-2 Convertible Preferred Stock financing.